EMPLOYMENT (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Average number of employees, including discontinued operations	383	398	477
Total personnel expenses, inclusive of amounts capitalised for wages and salaries, social welfare costs and pension costs	$ 29,975,000	$ 27,528,000	$ 32,069,000
Total share based payments, inclusive of amounts capitalised	2,069,000	1,755,000	1,100,000
Employees contribution	507,609	347,000	351,000
Pension accrual	$ 56,000	$ 44,000	$ 47,000